Equity dividends (Tables)	6 Months Ended
Sep. 30, 2021
Equity dividends
Schedule of dividends declared and proposed

	Six months ended 30 September
	2021	2020
	€m	€m
Declared during the financial period:
Final dividend for the year ended 31 March 2021: 4.50 eurocents per share (2020: 4.50 eurocents per share)	1,254	1,205
Proposed after the end of the reporting period and not recognised as a liability:
Interim dividend for the year ending 31 March 2022: 4.50 eurocents per share (2021: 4.50 eurocents per share)	1,229	1,207